Document And Entity Information (USD $)	9 Months Ended
	Sep. 30, 2014	Nov. 05, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	GYRODYNE CO OF AMERICA INC
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		1,482,680
Entity Public Float			$ 73,556,984
Amendment Flag	false
Entity Central Index Key	0000044689
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q3